Revenue - Disaggregated Revenue (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Turnover tax-non lease component	$ (375)	$ (441)	$ (558)
Revenue from contracts with customers	180,722	183,017	164,594
Time chartering revenues lease component	34,827	44,813	42,481
Turnover tax-lease component	(526)	(621)	(785)
Total revenue	215,023	227,209	206,290
Port Terminal Business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	102,683	102,103	99,321
Total revenue	102,683	102,103	99,321
Cabotage Business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Turnover tax-non lease component	(345)	(398)	(535)
Revenue from contracts with customers	20,397	20,470	18,265
Time chartering revenues lease component	25,342	26,641	24,301
Turnover tax-lease component	(485)	(560)	(753)
Total revenue	45,254	46,551	41,813
Barge Business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Turnover tax-non lease component	(30)	(43)	(23)
Revenue from contracts with customers	57,642	60,444	47,008
Time chartering revenues lease component	9,485	18,172	18,180
Turnover tax-lease component	(41)	(61)	(32)
Total revenue	67,086	78,555	65,156
COA/Voyage revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	53,649	49,488	35,623
COA/Voyage revenues | Cabotage Business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,721	1,924	1,518
COA/Voyage revenues | Barge Business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	50,928	47,564	34,105
Time chartering revenues non-lease component
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	24,765	31,867	30,208
Time chartering revenues non-lease component | Cabotage Business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,021	18,944	17,282
Time chartering revenues non-lease component | Barge Business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,744	12,923	12,926
Dry port terminal revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	73,112	80,180	58,552
Dry port terminal revenues | Port Terminal Business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	73,112	80,180	58,552
Storage fees (dry port) revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,364	3,452	882
Storage fees (dry port) revenues | Port Terminal Business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,364	3,452	882
Dockage revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,948	4,310	3,136
Dockage revenues | Port Terminal Business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,948	4,310	3,136
Sale of products revenues-liquid port terminal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17,272	9,384	32,508
Sale of products revenues-liquid port terminal | Port Terminal Business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17,272	9,384	32,508
Liquid port terminal revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,606	4,032	3,739
Liquid port terminal revenues | Port Terminal Business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,606	4,032	3,739
Other dry port terminal revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	381	745	504
Other dry port terminal revenue | Port Terminal Business
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 381	$ 745	$ 504